UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 4,242		$ 11,295		$ 61,525
Accounts receivable, net	93,972		104,498		100,888
Inventories	154,849		137,687		131,467
Assets held for sale	0		50		24,867
Prepaid expenses and other assets	12,579		20,621		4,026
Total current assets	265,642		274,151		322,773
Property, plant, and equipment, net	722,063		742,946		793,031
Intangibles and other assets, net	75,094		81,455		93,127
Total assets	1,062,799		1,098,552		1,208,931
Current liabilities:
Accounts payable	95,718		88,412		92,079
Accrued liabilities	73,004		122,335		120,180
Current maturities of long-term debt	13,310		13,310		8,501
Liabilities related to assets held for sale			0		176
Total current liabilities	182,032		224,057		220,936
Long-term debt	1,332,858		1,235,167		1,248,458
Other liabilities	55,158		56,599		61,223
Total liabilities	1,570,048		1,515,823		1,530,617
Commitments and contingencies (Note 19)	0		0		0
Equity:
Preferred stock -- par value $0.01 (20,000,000 shares authorized, no shares issued)	0		0		0
Common stock -- par value $0.01 (250,000,000 shares authorized with 53,246,715 shares issued and 53,172,484 outstanding on December 31, 2013, and with 52,951,379 shares issued and 52,896,374 outstanding on December 31, 2012)	533		533		530
Treasury stock -- at cost (74,231 shares on December 31, 2013 and 55,005 shares on December 31, 2012)	(164)		(106)		(84)
Paid-in-capital	221,437		220,960		219,158
Retained deficit	(717,833)		(627,223)		(516,017)
Accumulated other comprehensive loss	(11,222)		(11,435)		(25,273)
Total deficit	(507,249)		(417,271)		(321,686)
Total liabilities and equity	1,062,799		1,098,552		1,208,931
VERSO PAPER HOLDINGS LLC
Current assets:
Cash and cash equivalents	4,242		11,240		61,470
Accounts receivable, net	94,097		104,624		101,014
Inventories	154,849		137,687		131,467
Assets held for sale	0		50		24,867
Prepaid expenses and other assets	12,579		20,621		3,996
Total current assets	265,767		274,222		322,814
Property, plant, and equipment, net	722,063		742,946		793,031
Intangibles and other assets, net	98,399	[1]	104,760	[1],[2]	116,432	[2]
Total assets	1,086,229		1,121,928		1,232,277
Current liabilities:
Accounts payable	95,718		88,412		92,079
Accrued liabilities	73,095		122,435		119,121
Current maturities of long-term debt	13,310		13,310		0
Liabilities related to assets held for sale			0		176
Total current liabilities	182,123		224,157		211,376
Long-term debt	1,356,163	[3]	1,258,472	[3]	1,187,052	[3]
Other liabilities	48,985		50,425		54,448
Total liabilities	1,587,271		1,533,054		1,452,876
Commitments and contingencies (Note 19)	0		0		0
Equity:
Members' Capital	231,961		231,489		324,562
Retained deficit	(721,781)		(631,180)		(519,888)
Accumulated other comprehensive loss	(11,222)		(11,435)		(25,273)
Total deficit	(501,042)		(411,126)		(220,599)
Total liabilities and equity	$ 1,086,229		$ 1,121,928		$ 1,232,277

[1]	Intangibles and other assets, net of Guarantor Subsidiaries include $23.3 million of a long-term note receivable from Verso Finance.
[2]	Intangibles and other assets, net of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
[3]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.